Income Taxes (Tax Effects of Significant Portions of Deferred Tax Assets and Liabilities) (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Stock compensation	$ 1,033,073	$ 720,323
Total deferred tax assets	13,209,250	16,372,464
Deferred tax liabilities:
In process research & development		5,811,000
Total deferred tax liabilities		5,811,000
Valuation allowance	12,428,114	10,561,464
Net deferred tax assets	781,136
Federal [Member]
Deferred tax assets:
Net operating losses		14,004,551
State [Member]
Deferred tax assets:
Net operating losses		1,647,590
Foreign [Member]
Deferred tax assets:
Net operating losses	$ 12,176,177